Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost of sales
Schedule of cost of sales of non current assets

	2020	2019	2018
Variable costs
Imported products (1)	7,592,489	12,639,710	11,809,529
Depreciation amortization and depletion	6,069,903	5,523,306	5,064,518
Purchases of crude in association and concession	4,281,661	5,466,496	3,820,746
Purchases of hydrocarbons – ANH (2)	2,798,432	5,437,177	5,667,567
Electric energy	1,098,621	829,543	662,297
Hydrocarbon transport services	874,632	821,654	696,964
Taxes and economic rights	841,443	788,924	441,207
Process materials	827,464	1,016,617	968,884
Purchases of other products and gas	598,015	584,507	632,509
Services contracted in associations	269,637	267,778	260,207
Others (3)	657,634	(676,269)	(186,087)
	25,909,931	32,699,443	29,838,341
Fixed costs
Depreciation and amortization	2,930,120	2,781,446	2,555,176
Labor costs	2,299,761	2,316,567	2,105,803
Maintenance	2,257,370	2,497,002	2,260,984
Services contracted	1,623,375	1,841,009	1,796,354
Services contracted in associations	1,121,010	1,211,510	1,040,221
Taxes and contributions	593,041	516,933	393,690
Materials and operating supplies	508,037	574,678	565,601
Hydrocarbon transport services	253,752	268,572	261,237
General costs	71,075	265,200	366,972
	11,657,541	12,272,917	11,346,038
	37,567,472	44,972,360	41,184,379

(1)	Imported products correspond mainly to diesel and diluent to facilitate the transport of heavy crude oil.
(2)

Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production, both of the Ecopetrol Business Group’s direct operations and of third parties.

(3)

Corresponds mainly to: i) the valuation of the inventory, product of the costing process, ii) the valuation at Net Realizable Value, and iii) the agreements of inventories by transport and iv) capitalizable costs to projects.